Consolidated Statements of Financial Condition (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Financial Condition [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0
Preferred Stock, Authorized	500,000	500,000
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares Issued	4,805,000	4,798,086
Common Stock, Shares, Outstanding	4,755,630	4,798,086
Treasury Stock, Shares	49,370